Expense Example - Federated Hermes Fund for U S Government Securities	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	547	754	978	1,620	728	951	1,149	1,864	278	551	949	1,864	77	240	417	930